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                      The Cash Management Trust of America
                             333 South Hope Street
                       Los Angeles, California 90071-1406

                              Phone (213) 486 9200
                               Fax (213) 486 9455
                             Email jfw@capgroup.com

Julie F. Williams
Secretary



                                                     December 6, 2004



Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

         Re:      The Cash Management Trust of America
                  File Nos.  2-47940 and 811-2380

Dear Sir or Madam:

                  Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the "Act"), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on November 29, 2004 of the Registrant's Post-Effective Amendment No. 51 under the Act and Amendment No. 45 under the Investment Company Act of 1940.

Sincerely yours,

/s/ Julie F. Williams

Julie F. Williams

Attachment

cc:      Linda Stirling